Note 5 - Income Taxes	6 Months Ended
Jun. 30, 2013
Notes
Note 5 - Income Taxes

NOTE 5 – Income Taxes

The provision (benefit) for income taxes for the period from March 3, 2011 (inception) to June 30, 2013 was as follows, assuming a 35 percent effective tax rate:

	For the six months ended 6/30/13	For the period from March 3, 2011 (inception) to 6/30/13
Current tax provision:
Federal
Taxable income	$0	$0

Total current tax provision	$0	$0

Deferred tax provision:
Federal
Loss carryforwards	$27,230	$63,478
Change in valuation allowance	(27,230)	(63,478)

Total deferred tax provision	$0	$0

As of June 30, 2013, the Company had approximately $181,365 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2032.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from March 3, 2011 (inception) to June 30, 2013 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.